UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-4539

                      (Investment Company Act File Number)

                   Federated Adjustable Rate Securities Fund
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  8/31/07


                Date of Reporting Period:  Quarter ended 5/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED ADJUSTABLE RATE SECURITIES FUND
PORTFOLIO OF INVESTMENTS
May 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT

                ADJUSTABLE RATE MORTGAGES--83.3%
                FEDERAL HOME LOAN MORTGAGE CORP. ARM - 47.6%
  $ 12,288,932  5.358%, 12/1/2035                                                                                       $ 12,276,262
     3,944,402  5.536%, 4/1/2036                                                                                           3,939,140
     7,615,482  5.652%, 2/1/2036                                                                                           7,623,958
       213,924  6.266%, 9/1/2020                                                                                             215,942
    10,802,012  7.000%, 7/1/2030                                                                                          10,939,047
     1,689,568  7.071%, 2/1/2031                                                                                           1,709,792
     5,310,433  7.097%, 7/1/2021                                                                                           5,385,039
     3,164,723  7.119%, 7/1/2030                                                                                           3,223,695
     1,029,986  7.272%, 4/1/2027                                                                                           1,052,761
                   TOTAL                                                                                                  46,365,636
                FEDERAL NATIONAL MORTGAGE ASSOCIATION ARM - 32.2%
     5,821,854  5.460%, 5/1/2036                                                                                           5,837,084
     3,901,620  6.430%, 5/1/2040 - 9/1/2040                                                                                3,940,882
     2,187,483  6.580%, 5/1/2027                                                                                           2,210,204
        67,873  6.850%, 10/1/2028                                                                                             68,909
     1,918,853  6.984%, 2/1/2025                                                                                           1,946,312
     3,986,840  7.000%, 2/1/2021 - 1/1/2032                                                                                4,042,680
       949,475  7.037%, 9/1/2021                                                                                             964,120
       347,474  7.028%, 2/1/2020                                                                                             354,383
       433,693  7.120%, 2/1/2019                                                                                             440,453
     1,334,630  7.173%, 12/1/2032                                                                                          1,359,231
       122,005  7.220%, 10/1/2033                                                                                            124,050
     5,753,832  7.213%, 12/1/2032                                                                                          5,864,472
       680,590  7.260%, 5/1/2018                                                                                             696,149
       663,170  7.281%, 9/1/2018                                                                                             676,293
     1,419,714  7.293%, 11/1/2019                                                                                          1,451,567
     1,282,881  7.340%, 10/1/2016 - 7/1/2027                                                                               1,314,216
                   TOTAL                                                                                                  31,291,005
                GOVERNMENT NATIONAL MORTGAGE ASSOCIATION ARM - 3.5%
       290,304  5.375%, 5/20/2029                                                                                            295,553
       672,179  5.750%, 7/20/2023 - 9/20/2023                                                                                684,865
       480,729  6.125%, 11/20/2023 - 10/20/2029                                                                              486,875
        93,634  6.250%, 1/20/2030                                                                                             94,768
     1,843,349  6.375%, 1/20/2022 - 3/20/2023                                                                              1,870,034
                   TOTAL                                                                                                   3,432,095
                   TOTAL ADJUSTABLE RATE MORTGAGES                                                                        81,088,736
                   (IDENTIFIED COST $81,534,548)
                COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.9%
                FEDERAL NATIONAL MORTGAGE ASSOCIATION REMIC - 4.9%
     1,735,688  REMIC 1995-17 B, 6.571%, 2/25/2025                                                                         1,767,872
     3,000,373  REMIC 2002-52 FG, 5.820%, 9/25/2032                                                                        3,040,038
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                               4,807,910
                   (IDENTIFIED COST $4,772,903)
                MORTGAGE-BACKED SECURITIES--0.1%
         9,320  Federal National Mortgage Association, 12.000%, 3/1/2013                                                      10,455
        38,428  Government National Mortgage Association, 8.500%, 1/15/2030                                                   41,274
                   TOTAL MORTGAGE-BACKED SECURITIES                                                                           51,729
                   (IDENTIFIED COST $49,925)
                U.S. TREASURY--4.1%
     4,000,000  U.S. Treasury Notes, 4.500%, 4/30/2009                                                                     3,968,746
                (IDENTIFIED COST $3,987,914)
                REPURCHASE AGREEMENT--5.2%
     5,033,000  Interest in $2,000,000,000 joint repurchase agreement 5.32%, dated 5/31/2007 under which Societe           5,033,000
                Generale, London will repurchase U.S. Treasury and U.S. Government Agency securities with various maturities to 6/1/2040 for $2,000,295,556 on 6/1/2007.  The market value of the underlying securities at the end of the period was $2,048,527,372. (AT COST)
                   TOTAL INVESTMENTS - 97.6%                                                                              94,950,121
                   (IDENTIFIED COST $95,378,290)1
                   OTHER ASSETS AND LIABILITIES - NET --2.4%                                                               2,379,587
                   TOTAL NET ASSETS - 100%                                                                              $ 97,329,708

1 At May 31, 2007, the cost of investments for federal tax purposes was $95,378,290. The net unrealized depreciation of investments for federal tax purpose was $428,169. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $131,544 and net unrealized depreciation from investments for those securities having an excess of cost over value of $559,713.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2007.

INVESTMENT VALUATION
Market values of the Fund's portfolio securities are determined as follows:

   {circle}for mortgage-backed securities, based on the aggregate investment value of the projected cash flows to be generated by the security, as furnished by an independent pricing service;

   {circle}for other fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;

   {circle}for investments in other open-end registered investment companies, valued at net asset value; and

   {circle}for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the "Trustees").

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices (other than prices of mortgage-backed securities) are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for asset-backed securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

The following acronyms are used throughout this portfolio:

 ARM   --Adjustable Rate Mortgage
 REMIC --Real Estate Mortgage Investment Conduit






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED ADJUSTABLE RATE SECURITIES FUND

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        JULY 19, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        JULY 19, 2007